Short-Term and Long-Term Debts - Additional Information (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Debt Instruments [Abstract]
Financing lease receivables, collateralized	¥ 1,735,094,721	$ 249,230,762	¥ 480,683,279
Weighted average interest rate for outstanding debts	5.09%	5.09%	6.88%
Long-term investments collateralized			¥ 141,534,200